Summary Of Significant Accounting Policies (Narrative) (Details)	1 Months Ended		3 Months Ended								10 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Sep. 30, 2012	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) item	Dec. 31, 2015 USD ($) state county segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Percentage of operating revenue from largest operating subsidiary												52.00%
Percentage of net income from largest operating subsidiary												76.00%
Number of operating segments | segment												10
Number of reportable segments | segment												1
Operating revenues			$ 197,067,000	$ 221,051,000	$ 205,760,000	$ 190,326,000	$ 191,389,000	$ 210,535,000	$ 195,307,000	$ 182,672,000		$ 814,204,000	$ 779,903,000	$ 761,893,000	$ 750,685,000	$ 680,677,000
Net utility plant acquisition adjustment			24,428,000									24,428,000
Amortization of the acquisition adjustments												2,556,000	2,648,000	2,480,000
Utility expenditures expected to be recovered			16,148,000									16,148,000
Deferred cost reported as a component of net property, plant and equipment			24,509,000									24,509,000
Overdraft for certain disbursement cash accounts	$ 21,431,000		20,693,000				21,431,000					$ 20,693,000	21,431,000
Noncash impairment charge			32,975,000
Noncash impairment charge, net			21,433,000
Amortization period of tax repair catch up adjustment												10 years
Impaired goodwill												$ 0
Goodwill	31,184,000		$ 33,866,000				31,184,000				$ 28,223,000	$ 33,866,000	31,184,000	28,223,000
Deferred income taxes	26,849,000						26,849,000						26,849,000
Joint Venture [Member]
Summary Of Significant Accounting Policies [Line Items]
Joint venture ownership percentage			49.00%									49.00%
Joint Venture Distributions												$ 441,000	1,372,000
Noncash impairment charge												32,975,000
Noncash impairment charge, net												21,433,000
Joint venture's assets			$ 7,716,000									$ 7,716,000
Adjustments for New Accounting Principle, Early Adoption [Member]
Summary Of Significant Accounting Policies [Line Items]
Deferred income taxes	$ 26,849,000						26,849,000						26,849,000
City of Fort Wayne, Indiana [Member] | Discontinued Operations [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of customers	13,000
Florida [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of customers		38,000
NumberofSeparateSalesTransactions | item											5
Florida [Member] | Discontinued Operations [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of customers		38,000
Pennsylvania [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of counties providing operating services | county												27
Percentage of customers served												50.00%
Other State [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of states providing services in other than Pennsylvania | state												7
Regulated Segment [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of operating segments | segment												8
Amount of AFUDC related to equity funds	$ 3,640,000		4,621,000				3,640,000				$ 533,000	$ 4,621,000	3,640,000	533,000
Goodwill	24,564,000		27,246,000				24,564,000				24,102,000	27,246,000	24,564,000	24,102,000
Other and Eliminations [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating revenues												34,591,000	23,846,000	17,366,000
Goodwill	6,620,000		6,620,000				6,620,000				4,121,000	$ 6,620,000	6,620,000	4,121,000
Not Quantitatively Significant [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of operating segments | segment												2
Non-Regulated Businesses [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating revenues												$ 34,909,000	24,189,000	17,712,000
Amount of AFUDC related to equity funds	$ 0		$ 0				$ 0				$ 0	$ 0	$ 0	$ 0
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Amortized Period												2 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Amortized Period												53 years